Leases - Operating Lease Right-of-use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Leases [Abstract]
Operating lease right-of-use assets	$ 24,282	$ 10,310	$ 13,800
Operating lease liabilities, current	4,084	3,153
Operating lease liabilities, non-current	20,963	7,891
Total lease liabilities	$ 25,047	$ 11,044	$ 14,300